Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at
December
31:

(Dollar amounts in thousands)	2016	2015

Land and land improvements	$2,891	$1,943
Building and leasehold improvements	12,081	11,414
Furniture, fixtures, and equipment	5,404	4,853
	20,376	18,210
Less accumulated depreciation and amortization	9,173	8,438

Total	$11,203	$9,772

Depreciation and amortization charged to operations was
$735,000
in
2016,
$715,000
in
2015,
and
$750,000
in
2014.